[PIONEER LOGO]

Pioneer
America Income
Trust

SEMIANNUAL REPORT 6/30/00

 Table of Contents
--------------------------------------------------------------------------------

 Letter from the Chairman                           1
 Portfolio Summary                                  2
 Performance Update                                 3
 Portfolio Management Discussion                    6
 Schedule of Investments                           10
 Financial Statements                              13
 Notes to Financial Statements                     19
 Trustees, Officers and Service Providers          23
 Retirement Plans from Pioneer                     24
 Programs and Services for Pioneer Shareowners     26
 The Pioneer Family of Mutual Funds                28

Pioneer America Income Trust
LETTER FROM THE CHAIRMAN 6/30/00

Dear Shareowner,
--------------------------------------------------------------------------------
For over a year, the Federal Reserve has been trying to suppress inflationary pressures and restrain economic growth in the U.S. by raising short-term interest rates. Because they represent increased costs, higher interest rates cut into corporate profits.

With the possibility of a slowing economy and an uncertain profit outlook overhanging the stock market, investors shifted from sector to sector in the first half of 2000 looking for attractive opportunities. Heightened stock market volatility was the result. Bonds also lost luster, because existing, lower-paying issues could not compete with the higher rates that now prevail. By summer, we began to see evidence that the Fed's tactics were having some impact, as key statistics hinted at a contraction of the economy's growth rate.

Volatile markets should not sidetrack your plans for dealing with your essential financial goals. Whatever your long-range needs may be - money for a child's education, funding a comfortable retirement, or some other cherished objective - those needs remain in place no matter what the market may do this week or next month. For that reason, it makes sense to focus your investment strategy beyond interim ups and downs.

Mid-year is a good time to talk to your financial representative to review what has been happening and to make sure your strategy is intact. Part of that discussion should be devoted to your portfolio's diversification. Do you have a blend of stocks and bonds that you are comfortable with and that can help you meet your goals? Or is it time to make adjustments? Be sure to include your IRAs and other retirement vehicles when you evaluate your overall portfolio.

I hope you will take time to read the following discussion about Pioneer America Income Trust. It's an excellent way to understand performance during the past six months and to learn about expectations for the months ahead. If you have questions or would like more information about your fund, visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ John F. Cogan, Jr.
John F. Cogan, Jr.
Chairman and President

Pioneer America Income Trust
PORTFOLIO SUMMARY 6/30/00

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[pie chart]
U.S. Government Agency Obligations     67%
U.S. Treasury Obligations              31%
Short-Term Cash Equivalents             2%
[end pie chart]

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[pie chart]
0-1 Years    3.5%
1-3 Years   13.5%
3-4 Years   19.3%
4-6 Years   48.4%
6-8 Years    0.5%
8+ Years    14.8%
[end pie chart]

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)


  1.  U.S. Treasury Bonds, 7.25%, 5/15/16                            7.67%
  2.  U.S. Treasury Bonds, 8.0%, 11/15/21                            7.62
  3.  Government National Mortgage Association, 7.5%, 2/15/27        7.40
  4.  Government National Mortgage Association, 6.5%, 4/15/28        7.36
  5.  U.S. Treasury Bonds, 9.125%, 5/15/09                           5.30
  6.  Government National Mortgage Association II, 8.0%, 6/20/30     4.24
  7.  Government National Mortgage Association, 7.5%, 8/15/29        4.17
  8.  Government National Mortgage Association, 7.0%, 1/15/30        3.80
  9.  Government National Mortgage Association, 6.5%, 6/15/28        3.72
 10.  Government National Mortgage Association, 7.0%, 2/15/29        3.71

Fund holdings will vary for other periods.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/00                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/00   12/31/99
                 $9.43     $9.30


Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.286            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to the growth of the Lehman Brothers Government Bond Index.

--------------------------------------
Average Annual Total Returns
(As of June 30, 2000)
          Net Asset   Public Offering
Period     Value          Price*
10 Years    6.47%         5.97%
5 Years     5.24          4.27
1 Year      4.65         -0.05
--------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Growth of $10,000
[Mountain Chart]

                                   Lehman Brothers
                Pioneer America    Government Bond
                 Income Trust*          Index
                ----------------   ---------------
6/90               $ 9550              $10000
6/91                10481               11015
                    11620               12529
                    12860               14144
6/94                12585               13953
                    13843               15636
                    14366               16339
6/97                15390               17548
                    16801               19523
                    17072               20117
6/00                17866               21119

[End Mountain Chart]


The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/00                             CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/00   12/31/99
                 $9.41     $9.28


Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.245            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer America Income Trust, compared to the growth of the Lehman Brothers Government Bond Index.

--------------------------------------
Average Annual Total Returns
(As of June 30, 2000)
                  If           If
Period           Held       Redeemed*
Life of Fund
(4/29/94)        4.97%        4.97%
5 Years          4.44         4.28
1 Year           3.76        -0.18
--------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


Growth of $10,000
[Mountain Chart]

                                   Lehman Brothers
                Pioneer America    Government Bond
                 Income Trust*          Index
                ----------------   ---------------
4/94               $10000              $10000
6/94                 9952                9964
                     9943               10041
                    10856               11166
                    11442               11883
6/96                11186               11668
                    11624               12211
                    11890               12531
                    12508               13381
6/98                12878               13942
                    13394               14669
                    13002               14365
                    12960               14369
6/00                13491               15081

[End Mountain Chart]


The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/00                             CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/00   12/31/99
                 $9.41     $9.28


Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.249            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer America Income Trust, compared to the growth of the Lehman Brothers Government Bond Index.

--------------------------------------
Average Annual Total Returns
(As of June 30, 2000)
                  If          If
Period           Held      Redeemed*
Life of Fund
(1/31/96)        3.73%       3.73%
1 Year           3.94        3.94
--------------------------------------

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments made within one year of purchase.

Growth of $10,000
[Mountain Chart]


                                   Lehman Brothers
                Pioneer America    Government Bond
                 Income Trust*          Index
                ----------------   ---------------
1/96                10000               10000
                     9748                9714
                     9728                9759
                     9861                9924
                    10104               10214
                    10020               10131
6/97                10335               10481
                    10607               10832
                    10890               11192
                    10995               11361
                    11194               11661
                    11680               12306
12/98               11663               12295
                    11531               12119
                    11313               12016
                    11372               12095
                    11291               12019
                    11595               12421
6/00                11758               12614

[End Mountain Chart]


The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00

The climate for fixed-income investments strayed far from the norm during the first six months of 2000, yet offered attractive opportunities for bond investors. In the following conversation, Richard Schlanger, a member of Pioneer's fixed-income team, discusses the factors that contributed to Pioneer America Income Trust's performance.

Q. The Federal Reserve Board implemented a series of interest rate hikes during the period. What was the impact on fixed-income investments and the Fund?

A. Despite three consecutive short-term interest rate increases, totaling a full percentage point, the environment for fixed-income investments was surprisingly favorable. Although the economy continued to grow at a brisk pace, inflation - a major concern of the bond market - was kept at bay, thanks to the Fed's restrictive monetary policy. The fixed-income market was also bolstered in the early part of the period by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created a huge demand for long-term Treasuries, driving up prices.

    Against this backdrop, Pioneer America Income Trust rewarded shareowners with solid performance. For the six months ended June 30, 2000, Class A shares generated a total return of 4.54%, Class B shares 4.10% and Class C shares 4.14%, all at net asset value. This compares favorably to the 3.95% average return of the 189 general U.S. government funds for the same period, as tracked by Lipper, Inc. (Lipper is an independent firm that tracks mutual fund performance.)

    Your Fund also provided an attractive level of income while maintaining the highest credit quality. (Quality ratings apply to underlying portfolio securities, not Fund shares.) At period-end, the 30-day SEC yield for Class A shares was 5.87%.

Pioneer America Income Trust

Q. During the period, yields on long-term Treasuries fell, resulting in an inverted yield curve. What effect did this have on the bond market?

A. Typically with a positively sloping yield curve, long-term rates are higher than short-term rates. However, yields on long-term Treasury securities fell during the period, dropping well below yields being offered by shorter-term issues.

    Concerned that the high rate of economic growth might be unhealthy and lead to inflation, the Federal Reserve continued its program of tightening monetary policy by raising short-term interest rates. The Fed's goal was a "soft landing" - to slow the economy just enough to moderate growth and curb inflation yet not enough to cripple economic activity.

    At the same time, as demand for long-term Treasuries soared - and prices rose - yields dropped. As a result, 30-year U.S. Treasury bonds outperformed all other fixed-income investments, returning 10.56% for the six months ended June 30, 2000. In fact, 30-year U.S. Treasury bonds exhibited the strongest performance for the period since 1995. With long-term Treasuries anticipated to be in short supply, due to projected budget surpluses, GNMA (Government National Mortgage Association) securities became the investment of choice for many. (GNMAs can be subject to risks associated with investing in mortgage securities, including prepayment risks.) GNMAs, like U.S. Treasuries, are full faith and credit securities - an important distinction for investors - and offer competitive yields. (A full faith and credit backing applies to underlying portfolio securities not Fund shares.)

Q.  How did you position the Fund in this environment?

A. We took advantage of the relative value of mortgage-backed securities, increasing our exposure to GNMAs - a move that benefited the Fund. Healthy demand for GNMAs helped them to perform well

Pioneer America Income Trust
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00                            (continued)

    from a total return perspective. In addition, GNMAs continued to offer an attractive yield advantage over comparable Treasuries. As of June 30, GNMAs accounted for more than 67% of the portfolio - which is high by the Fund's historical standards - up from over 58% at year-end. The remaining assets were invested in U.S. Treasury securities, including longer-term bonds, which benefited from declining rates and rising prices.

    We also pulled back slightly on duration during the first two quarters. Duration is a measure of a bond's price sensitivity to interest rate changes. In general, the shorter a bond's duration, the less price volatility and potential loss of principal in a rising interest rate environment.

Q.  What is your near-term outlook for fixed-income investments and the Fund?

A. Although the economy has shown some signs of slowing, the general consensus is that growth has remained strong enough that the Federal Reserve will raise interest rates at least once more this year. If this happens, we may begin to see greater economic slowing later in 2000 - a positive for the bond market. Accordingly, we will continue to keep a tight rein on duration as we add new positions.

    And while the past couple of years have been less than exciting for fixed-income investors, we believe that bonds deserve a place in a well-diversified portfolio. We don't believe that stocks can continue to deliver the generous returns that investors have become accustomed to in recent years. Should the stock market exhibit the volatility of the past several months and budget surpluses continue, we believe that bond investors will be rewarded for their patience. Now may be a good time for investors to consider reallocating a portion of their assets to fixed-income securities.

Pioneer America Income Trust


    In our opinion, the Fund is an attractive choice for more conservative investors looking for solid long-term value and competitive income from the highest credit quality securities available.

Pioneer America Income Trust
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)


 Principal
  Amount                                                              Value
                INVESTMENT IN SECURITIES - 98.4%
                U.S. GOVERNMENT OBLIGATIONS - 31.2%
$5,590,000      U.S. Treasury Bonds, 9.125%, 5/15/09            $ 6,079,796
 2,000,000      U.S. Treasury Bonds, 10.375%, 11/15/09            2,290,300
 3,000,000      U.S. Treasury Bonds, 10.0%, 5/15/10               3,433,740
 8,000,000      U.S. Treasury Bonds, 7.25%, 5/15/16               8,804,880
 7,250,000      U.S. Treasury Bonds, 8.0%, 11/15/21               8,747,270
 3,500,000      U.S Treasury Notes, 6.375%, 9/30/01               3,495,065
   500,000      U.S Treasury Notes, 5.875%, 11/15/04                492,850
 1,750,000      U.S Treasury Notes, 6.875%, 5/15/06               1,801,520
 1,250,000      U.S Treasury Notes, 6.625%, 5/15/07               1,277,000
                                                                -----------
                Total U.S. Government Obligations               $36,422,421
                                                                -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.2%
    10,141      Government National Mortgage Association,
                  10.5%, 1/15/01 to 8/15/03                     $    10,333
    64,141      Government National Mortgage Association,
                  9.5%, 12/15/03                                     65,323
   201,181      Government National Mortgage Association,
                  10.0%, 11/15/18 to 1/15/19                        212,670
   438,864      Government National Mortgage Association,
                  9.0%, 9/15/16 to 4/15/20                          453,398
   369,924      Government National Mortgage Association,
                  8.5%, 7/15/24                                     379,401
   168,631      Government National Mortgage Association,
                  6.0%, 10/15/28                                    155,330
17,059,723      Government National Mortgage Association,
                  6.5%, 4/15/28 to 10/15/28                      16,191,409
14,231,202      Government National Mortgage Association,
                  7.5%, 2/15/27 to 8/15/29                       14,137,792
 6,716,811      Government National Mortgage Association,
                  8.0%, 10/15/14 to 12/15/29                      6,798,662
16,516,093      Government National Mortgage Association,
                  7.0%, 2/15/28 to 1/15/30                       16,066,423
   193,474      Government National Mortgage Association I,
                  10.0%, 3/15/20                                    204,528
 3,674,553      Government National Mortgage Association I,
                  7.5%, 9/15/29                                   3,649,750

10    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust



 Principal
  Amount                                                                     Value
$  999,305      Government National Mortgage Association I,
                  8.0%, 5/15/30                                       $  1,010,607
    71,538      Government National Mortgage Association II,
                  10.0%, 1/20/06                                            73,207
   618,205      Government National Mortgage Association II,
                  7.49%, 10/20/22                                          610,091
 1,504,169      Government National Mortgage Association II,
                  9.0%, 3/20/18 to 11/20/24                              1,544,994
 2,776,631      Government National Mortgage Association II,
                  7.0%, 2/20/29                                          2,690,222
 1,000,000      Government National Mortgage Association II,
                  7.5%, 6/20/30                                            988,880
12,996,256      Government National Mortgage Association II,
                  8.0%, 5/20/25 to 6/20/30                              13,087,651
                                                                      ------------
                Total U.S. Government Agency Obligations              $ 78,330,671
                                                                      ------------
                TOTAL INVESTMENT IN SECURITIES
                (Cost $117,016,776)                                   $114,753,092
                                                                      ------------
                TEMPORARY CASH INVESTMENT - 1.6%
                Repurchase Agreement - 1.6%
 1,900,000      Credit Suisse First Boston Group, Inc., 6.5% dated
                  6/30/00, repurchase price of $1,900,000 plus
                  accrued interest on 7/3/00, collateralized by
                  $2,188,000 U.S. Treasury Notes, 6.375%,
                  8/15/02
                TOTAL TEMPORARY CASH INVESTMENT                       $  1,900,000
                                                                      ------------
                (Cost $1,900,000)
                TOTAL INVESTMENT IN SECURITIES AND
                TEMPORARY CASH INVESTMENT - 100.0%
                (Cost $118,916,776) (a)(b)                            $116,653,092
                                                                      ============



The accompanying notes are an integral part of these financial statements.   11

Pioneer America Income Trust
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                        (continued)


 Note: The Trust's investments in mortgage-backed securities of the Government
       National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

 (a) At June 30, 2000, the net unrealized loss on investments b ased on cost for federal income tax purposes of $118,955,991 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                                            $774,060

       Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                          (3,076,959)
                                                                                             -----------
       Net unrealized loss                                                                   $(2,302,899)
                                                                                             ===========

 (b) At Decmember 31, 1999, the Trust had a net capital loss ca rryforward of $8,703,136 which will expire between 2002 and 2007 if not utilized.

 Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2000 aggregated $30,542,138 and $51,105,142, respectively.

12    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
BALANCE SHEET 6/30/00 (unaudited)


ASSETS:
  Investment in securities, at value (including temporary cash
     investment of $1,900,000) (cost $118,916,776)                $116,653,092
  Cash                                                                  49,376
  Receivables -
     Fund shares sold                                                2,086,352
     Interest                                                          849,717
  Other                                                                    458
                                                                  ------------
     Total assets                                                 $119,638,995
                                                                  ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                      $    121,784
     Dividends                                                         135,463
  Due to affiliates                                                    118,288
  Accrued expenses                                                      72,962
                                                                  ------------
     Total liabilities                                            $    448,497
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $131,820,621
  Accumulated undistributed net investment income                       47,281
  Accumulated net realized loss on investments                     (10,413,720)
  Net unrealized loss on investments                                (2,263,684)
                                                                  ------------
     Total net assets                                             $119,190,498
                                                                  ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $99,126,164/10,512,537 shares)                $       9.43
                                                                  ============
  Class B (based on $15,788,137/1,677,242 shares)                 $       9.41
                                                                  ============
  Class C (based on $4,276,197/454,459 shares)                    $       9.41
                                                                  ============
MAXIMUM OFFERING PRICE:
  Class A                                                         $       9.87
                                                                  ============



The accompanying notes are an integral part of these financial statements.   13

Pioneer America Income Trust
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 6/30/00


INVESTMENT INCOME:
  Interest                                                               $  4,374,756
                                                                         ------------
EXPENSES:
  Management fees                                           $304,347
  Transfer agent fees
    Class A                                                  147,447
    Class B                                                   28,089
    Class C                                                    8,062
  Distribution fees
    Class A                                                  126,145
    Class B                                                   82,899
    Class C                                                   21,214
  Administrative fees                                         18,639
  Custodian fees                                              17,785
  Registration fees                                           24,413
  Professional fees                                           19,259
  Printing                                                     8,106
  Fees and expenses of nonaffiliated trustees                 12,446
  Miscellaneous                                                3,022
                                                            --------
      Total expenses                                                     $    821,873
      Less management fees waived by Pioneer Investment
        Management, Inc.                                                     (110,708)
      Less fees paid indirectly                                               (18,395)
                                                                         ------------
      Net expenses                                                       $    692,770
                                                                         ------------
        Net investment income                                            $  3,681,986
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                       $ (1,221,954)
  Change in net unrealized loss on investments                              2,760,644
                                                                         ------------
    Net gain on investments                                              $  1,538,690
                                                                         ------------
    Net increase in net assets resulting from operations                 $  5,220,676
                                                                         ============


14    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 6/30/00 and the Year Ended 12/31/99


                                                           Six Months
                                                         Ended 6/30/00      Year Ended
                                                          (unaudited)        12/31/99
FROM OPERATIONS:
Net investment income                                    $   3,681,986    $    8,204,591
Net realized loss on investments                            (1,221,954)       (2,535,201)
Change in net unrealized gain or loss on investments         2,760,644        (9,836,502)
                                                         -------------    --------------
  Net increase (decrease) in net assets resulting
   from operations                                       $   5,220,676    $   (4,167,112)
                                                         -------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A ($0.29 and $0.55 per share, respectively)      $  (3,109,706)   $   (6,822,957)
  Class B ($0.25 and $0.47 per share, respectively)           (439,349)       (1,022,504)
  Class C ($0.25 and $0.47 per share, respectively)           (113,396)         (368,171)
                                                         -------------    --------------
   Total distributions to shareholders                   $  (3,662,451)   $   (8,213,632)
                                                         -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  50,403,528    $   94,603,768
Reinvestment of distributions                                2,737,379         6,082,057
Cost of shares repurchased                                 (72,097,992)     (115,133,507)
                                                         -------------    --------------
  Net decrease in net assets resulting
   from fund share transactions                          $ (18,957,085)   $  (14,447,682)
                                                         -------------    --------------
  Net decrease in net assets                             $ (17,398,860)   $  (26,828,426)
NET ASSETS:
Beginning of period                                        136,589,358       163,417,784
                                                         -------------    --------------
End of period (including accumulated undistributed
  net investment income of $47,281 and $27,746,
  respectively)                                          $ 119,190,498    $  136,589,358
                                                         =============    ==============


                                     '00 Shares      '00 Amount
CLASS A                             (unaudited)      (unaudited)          '99 Shares      '99 Amount
Shares sold                           4,043,519     $ 37,787,032           8,061,406     $79,323,896
Reinvestment of distributions           251,588        2,348,305             539,447       5,190,686
Less shares repurchased              (5,743,539)     (53,571,809)         (9,401,649)    (92,135,263)
                                     ----------     ------------          ----------     -----------
  Net decrease                       (1,448,432)    $(13,436,472)           (800,796)    $(7,620,681)
                                     ==========     ============          ==========     ===========
CLASS B
Shares sold                             873,917     $  8,250,371           1,095,455     $10,618,307
Reinvestment of distributions            32,946          306,872              72,923         699,032
Less shares repurchased              (1,351,542)     (12,670,833)         (1,290,255)    (12,492,019)
                                     ----------     ------------          ----------     -----------
  Net decrease                         (444,679)    $ (4,113,590)           (121,877)    $(1,174,680)
                                     ==========     ============          ==========     ===========
CLASS C
Shares sold                             463,731     $  4,366,125             483,216     $ 4,661,565
Reinvestment of distributions             8,829           82,202              20,092         192,339
Less shares repurchased                (625,094)      (5,855,350)         (1,076,979)    (10,506,225)
                                     ----------     ------------          ----------     -----------
  Net decrease                         (152,534)    $ (1,407,023)           (573,671)    $(5,652,321)
                                     ==========     ============          ==========     ===========

The accompanying notes are an integral part of these financial statements.   15

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS 6/30/00


                                                         Six Months Ended
                                                             6/30/00        Year Ended
                                                           (unaudited)       12/31/99
CLASS A
Net asset value, beginning of period                         $  9.30         $  10.10
                                                             -------         --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.29         $   0.55
 Net realized and unrealized gain (loss) on investments         0.13            (0.80)
                                                             -------         --------
  Net increase (decrease) from investment operations         $  0.42         $  (0.25)
Distributions to shareholders:
 Net investment income                                         (0.29)           (0.55)
                                                             -------         --------
Net increase (decrease) in net asset value                   $  0.13         $  (0.80)
                                                             -------         --------
Net asset value, end of period                               $  9.43         $   9.30
                                                             =======         ========
Total return*                                                   4.54%           (2.52)%
Ratio of net expenses to average net assets+                    1.03%**          1.01%
Ratio of net investment income to average net assets+           6.16%**          5.63%
Portfolio turnover rate                                           51%**            72%
Net assets, end of period (in thousands)                     $99,126         $111,262
Ratios assuming no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
  Net expenses                                                  1.21%**          1.14%
  Net investment income                                         5.98%**          5.50%
Ratios assuming waiver of management fees by
 PIM and reduction for fees paid indirectly:
  Net expenses                                                  1.00%**          1.00%
  Net investment income                                         6.19%**          5.64%



                                                          Year Ended   Year Ended   Year Ended  Year Ended
                                                           12/31/98     12/31/97     12/31/96    12/31/95
CLASS A
Net asset value, beginning of period                       $   9.93     $   9.77     $  10.20    $   9.41
                                                           --------     --------     --------    --------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.58     $   0.64     $   0.64    $   0.68
 Net realized and unrealized gain (loss) on investments        0.17         0.16        (0.43)       0.79
                                                           --------     --------     --------    --------
  Net increase (decrease) from investment operations       $   0.75     $   0.80     $   0.21    $   1.47
Distributions to shareholders:
 Net investment income                                        (0.58)       (0.64)       (0.64)      (0.68)
                                                           --------     --------     --------    --------
Net increase (decrease) in net asset value                 $   0.17     $   0.16     $  (0.43)   $   0.79
                                                           --------     --------     --------    --------
Net asset value, end of period                             $  10.10     $   9.93     $   9.77    $  10.20
                                                           ========     ========     ========    ========
Total return*                                                  7.78%        8.51%        2.29%      16.06%
Ratio of net expenses to average net assets+                   1.00%        1.02%        1.01%       1.02%
Ratio of net investment income to average net assets+          5.80%        6.55%        6.51%       6.85%
Portfolio turnover rate                                          81%          63%          43%         62%
Net assets, end of period (in thousands)                   $128,925     $138,022     $145,408    $162,708
Ratios assuming no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
  Net expenses                                                 1.10%        1.14%        1.17%       1.22%
  Net investment income                                        5.70%        6.43%        6.35%       6.65%
Ratios assuming waiver of management fees by
 PIM and reduction for fees paid indirectly:
  Net expenses                                                 1.00%        1.00%        1.00%       1.00%
  Net investment income                                        5.80%        6.57%        6.52%       6.87%

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratios assuming no reduction for fees paid indirectly.



16    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS 6/30/00



                                                         Six Months Ended
                                                             6/30/00        Year Ended
                                                           (unaudited)       12/31/99
CLASS B
Net asset value, beginning of period                         $  9.28          $ 10.07
                                                             -------          -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.25          $  0.47
 Net realized and unrealized gain (loss) on investments         0.13            (0.79)
                                                             -------          -------
  Net increase (decrease) from investment operations         $  0.38          $ (0.32)
Distributions to shareholders:
 Net investment income                                         (0.25)           (0.47)
                                                             -------          -------
Net increase (decrease) in net asset value                   $  0.13          $ (0.79)
                                                             -------          -------
Net asset value, end of period                               $  9.41          $  9.28
                                                             =======          =======
Total return*                                                   4.10%           (3.24)%
Ratio of net expenses to average net assets+                    1.83%**          1.78%
Ratio of net investment income to average net assets+           5.37%**          4.87%
Portfolio turnover rate                                           51%**            72%
Net assets, end of period (in thousands)                     $15,788          $19,695
Ratios assuming no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
  Net expenses                                                  2.01%**          1.91%
  Net investment income                                         5.19%**          4.74%
Ratios assuming waiver of management fees by
 PIM and reduction for fees paid indirectly:
  Net expenses                                                  1.80%**          1.76%
  Net investment income                                         5.40%**          4.89%


                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                           12/31/98     12/31/97     12/31/96     12/31/95
CLASS B
Net asset value, beginning of period                        $ 9.90       $ 9.75       $10.17       $ 9.40
                                                            ------       ------       ------       ------
Increase (decrease) from investment operations:
 Net investment income                                      $ 0.51       $ 0.57       $ 0.57       $ 0.61
 Net realized and unrealized gain (loss) on investments       0.17         0.15        (0.42)        0.77
                                                            ------       ------       ------       ------
  Net increase (decrease) from investment operations        $ 0.68       $ 0.72       $ 0.15       $ 1.38
Distributions to shareholders:
 Net investment income                                       (0.51)       (0.57)       (0.57)       (0.61)
                                                            ------       ------       ------       ------
Net increase (decrease) in net asset value                  $ 0.17       $ 0.15       $(0.42)      $ 0.77
                                                            ------       ------       ------       ------
Net asset value, end of period                              $10.07       $ 9.90       $ 9.75       $10.17
                                                            ======       ======       ======       ======
Total return*                                                 7.08%        7.61%        1.59%       15.08%
Ratio of net expenses to average net assets+                  1.74%        1.77%        1.75%        1.77%
Ratio of net investment income to average net assets+         4.99%        5.78%        5.78%        5.92%
Portfolio turnover rate                                         81%          63%          43%          62%
Net assets, end of period (in thousands)                   $22,602      $11,935       $9,557       $6,992
Ratios assuming no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
  Net expenses                                                1.81%        1.90%        1.91%        1.97%
  Net investment income                                       4.92%        5.65%        5.62%        5.72%
Ratios assuming waiver of management fees by
 PIM and reduction for fees paid indirectly:
  Net expenses                                                1.72%        1.75%        1.73%        1.72%
  Net investment income                                       5.01%        5.80%        5.80%        5.97%

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratios assuming no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   17

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS 6/30/00



                                                         Six Months Ended
                                                             6/30/00         Year Ended   Year Ended   Year Ended    1/31/96 to
                                                           (unaudited)        12/31/99     12/31/98     12/31/97      12/31/96
CLASS C
Net asset value, beginning of period                          $ 9.28           $10.07      $  9.90       $ 9.74        $10.16
                                                              ------           ------      -------       ------        ------
Increase (decrease) from investment operations:
 Net investment income                                        $ 0.25           $ 0.47      $  0.52       $ 0.57        $ 0.52
 Net realized and unrealized gain (loss) on investments         0.13            (0.79)        0.17         0.16         (0.42)
                                                              ------           ------      -------       ------        ------
  Net increase (decrease) from investment operations          $ 0.38           $(0.32)     $  0.69       $ 0.73        $ 0.10
Distributions to shareholders:
 Net investment income                                         (0.25)           (0.47)       (0.52)       (0.57)        (0.52)
                                                              ------           ------      -------       ------        ------
Net increase (decrease) in net asset value                    $ 0.13           $(0.79)     $  0.17       $ 0.16        $(0.42)
                                                              ------           ------      -------       ------        ------
Net asset value, end of period                                $ 9.41           $ 9.28      $ 10.07       $ 9.90        $ 9.74
                                                              ======           ======      =======       ======        ======
Total return*                                                   4.14%           (3.19)%       7.09%        7.78%         1.04%
Ratio of net expenses to average net assets+                    1.87%**          1.73%        1.65%        1.73%         1.80%**
Ratio of net investment income to average net assets+           5.32%**          4.88%        4.97%        5.74%         5.73%**
Portfolio turnover rate                                           51%**            72%          81%          63%           43%
Net assets, end of period (in thousands)                      $4,276           $5,632      $11,891       $3,780        $1,306
Ratios assuming no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
  Net expenses                                                  2.05%**          1.85%        1.70%        1.85%         1.95%**
  Net investment income                                         5.14%**          4.76%        4.92%        5.62%         5.58%**
Ratios assuming waiver of management fees by
 PIM and reduction for fees paid indirectly:
  Net expenses                                                  1.83%**          1.70%        1.62%        1.68%         1.76%**
  Net investment income                                         5.36%**          4.91%        5.00%        5.79%         5.77%**

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratios assuming no reduction for fees paid indirectly.



18    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trust offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Trust and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited) (continued)

    income tax purposes. It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and an indirect subsidiary of The Pioneer Group, Inc. (PGI), earned $2,557 in underwriting commissions on the sale of fund shares during the six months ended June 30, 2000.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Trust, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer America Income Trust


    The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM manages the Trust's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Trust-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At June 30, 2000, $43,370 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited) (continued)

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. Included in due to affiliates is $39,916 in transfer agent fees payable to PSC at June 30, 2000.

4. Plans of Distribution

The Trust adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $35,002 in distribution fees payable to PFD at June 30, 2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2000, CDSCs in the amount of $48,083 were paid to PFD.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Trust's total expenses. For the six months ended June 30, 2000, the Trust's expenses were reduced by $18,395 under such arrangements.

Pioneer America Income Trust
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                        Officers
John F. Cogan, Jr.              John F. Cogan, Jr., Chairman and
Mary K. Bush                      President
Richard H. Egdahl, M.D.         David D. Tripple, Executive Vice President
Margaret B.W. Graham            Eric W. Reckard, Treasurer
Marguerite A. Piret             Joseph P. Barri, Secretary
David D. Tripple
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneering Services Corporation

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)
An IRA is a tax-favored account that allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA
The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan
The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) - IRA Plan Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan
Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)
SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan
Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan
Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)
Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment representative can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.


FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone(SM) gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

90-Day Reinstatement Privilege (for Class A Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.


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Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


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THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

      Growth Funds
      United States
      Pioneer Growth Shares
      Pioneer Micro-Cap Fund
      Pioneer Mid-Cap Fund
      Pioneer Mid-Cap Value Fund
      Pioneer Science & Technology Fund
      Pioneer Small Company Fund
      Pioneer Tax Managed Fund


      International/Global
      Pioneer Emerging Markets Fund
      Pioneer Europe Fund
      Pioneer Indo-Asia Fund
      Pioneer International Growth Fund
      Pioneer World Equity Fund


      Growth and Income Funds
      Pioneer Fund
      Pioneer II
      Pioneer Balanced Fund
      Pioneer Equity-Income Fund
      Pioneer Real Estate Shares

      Income Funds
      Taxable
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer High Yield Fund
      Pioneer Limited Maturity Bond Fund
      Pioneer Strategic Income Fund


      Tax-Free
      Pioneer Tax-Free Income Fund


      Money Market Fund
      Pioneer Cash Reserves Fund*





*An investment in the Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


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                           This page for your notes.

                                                                              29

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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


     Call us for:


     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292


     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321


     Retirement plans information                               1-800-622-0176


     Telecommunications Device for the Deaf (TDD)               1-800-225-1997


     Write to us:


     Pioneering Services Corporation
     60 State Street
     Boston, Massachusetts 02109


     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address                          ask.pioneer@piog.com
     (for general questions about Pioneer only)



     Visit our web site:                                  www.pioneerfunds.com



     This report must be preceded or accompanied by a current Fund prospectus.

[Pioneer Logo] Pioneer Investment Management, Inc.
               60 State Street
               Boston, Massachusetts 02109
               www.pioneerfunds.com

               8634-00-0800
           (C) Pioneer Funds Distributor, Inc.
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